Share-based payments (Details 1)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022 ₨ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 yr	Mar. 31, 2021	Mar. 31, 2021 ₨ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 yr	Mar. 31, 2020	Mar. 31, 2020 ₨ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 yr	Mar. 31, 2019 ₨ / shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2022 yr	Mar. 31, 2021 ₨ / shares	Mar. 31, 2021 yr	Mar. 31, 2020 ₨ / shares	Mar. 31, 2020 yr
Disclosure of Share-based payments [Abstract]
Number of options, Opening balance	7,780,278			7,780,278	11,056,100			11,056,100	4,588,300
Number of options, Granted during the year	195,000				465,000				7,220,000
Number of options, Forfeited during the year	(238,000)				(726,000)				(673,300)
Number of options, Expired during the year	0				0				0
Number of options, Exercised during the year	(504,300)				(3,014,822)				(78,900)
Number of options, Closing balance	7,232,978			7,232,978	7,780,278			7,780,278	11,056,100			11,056,100	4,588,300
Number of options, Exercisable at the end of the year	8,771,360	8,771,360	8,771,360	8,771,360	6,582,070	6,582,070	6,582,070	6,582,070	4,281,090	4,281,090	4,281,090	4,281,090			8,771,360		6,582,070		4,281,090
Weighted average exercise price, Opening balance | (per share)		₨ 86.13	$ 86.13			₨ 70.9	$ 70.9			₨ 78.84
Weighted average exercise price, Granted during the year		146.23				118.05				89.55
Weighted average exercise price, Forfeited during the year		85.24				81.43				67.55
Weighted average exercise price, Expired during the year		0				0				0
Weighted average exercise price, Exercised during the year		85.24				81.43				67.55
Weighted average exercise price, Closing balance | (per share)		₨ 87.82	$ 87.82			₨ 86.13	$ 86.13			₨ 70.9	$ 70.9		₨ 78.84
Weighted average exercise price, Exercisable at the end of the year														₨ 87.82		₨ 81.99		₨ 77.92